Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 35.15%
FHLMC	5.50%	10-1-2054	$4,306,555	$4,368,609
FHLMC	5.50	11-1-2054	395,399	401,015
FHLMC	5.50	6-1-2055	3,105,180	3,149,290
FNMA%%	5.00	1-15-2055	14,240,000	14,199,950
FNMA%%	5.50	1-15-2055	1,650,000	1,673,071
FNMA%%	6.00	1-15-2055	23,985,000	24,626,058
GNMA	5.00	12-20-2054	1,456,707	1,454,964
GNMA%%	5.00	1-15-2055	2,950,000	2,943,028
GNMA	5.50	12-20-2054	2,538,899	2,568,411
GNMA%%	5.50	1-15-2055	18,030,000	18,204,826
Total agency securities (Cost $73,203,750)				73,589,222
Asset-backed securities: 7.32%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	219,253	226,005
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	520,155	527,155
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	683,728	622,200
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	70,145	68,580
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	162,666	149,657
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	47,641	47,309
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	698,250	706,091
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	983,200
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	780,000	764,888
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,020,225	1,166,117
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	57,721
Driven Brands Funding LLC Series 2019-2A Class A2144A	3.98	10-20-2049	320,976	318,865
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	354,955	360,292
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	245,130	250,772
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	178,200	183,275
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	231,021	235,810
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	900,000	908,246
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.65	11-16-2036	1,000,000	993,916
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	228,112	227,925
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	339,129	345,864
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	208,825	207,633
MNR ABS Issuer I LLC‡	8.12	12-15-2038	158,184	160,952
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	898,212	915,625
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	330,000	202,469
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	445,000	450,430
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	54	54
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	160,663
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	525,000	527,493
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	634,977	640,417
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.45	4-15-2037	875,000	877,000
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19%	6-20-2053	$493,542	$496,113
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	215,000	214,185
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.53	6-18-2043	300,000	300,094
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	1,000,000	1,021,057
Total asset-backed securities (Cost $15,267,731)				15,318,073

	Shares
Common stocks: 0.06%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA†	1,285	370
Energy: 0.06%
Independent power and renewable electricity producers: 0.06%
Enviva, Inc. (Acquired 12-6-2024, cost $45,706)†˃	8,376	123,965
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Total common stocks (Cost $472,765)		124,335

			Principal
Corporate bonds and notes: 25.74%
Basic materials: 0.83%
Chemicals: 0.54%
Celanese U.S. Holdings LLC	6.88	7-15-2032	$415,000	431,859
Chemours Co.144A	8.00	1-15-2033	325,000	314,637
LYB International Finance III LLC	5.50	3-1-2034	75,000	74,133
LYB International Finance III LLC	5.88	1-15-2036	300,000	298,593
				1,119,222
Iron/steel: 0.29%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	40,000	38,380
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	560,000	574,000
				612,380
Communications: 4.25%
Advertising: 0.02%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	40,000	42,252
Internet: 0.91%
Arches Buyer, Inc.144A	6.13	12-1-2028	345,000	336,545
Booking Holdings, Inc.	4.13	5-12-2033	245,000	298,450
Cablevision Lightpath LLC144A	5.63	9-15-2028	390,000	381,167
See accompanying notes to portfolio of investments
2 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Meta Platforms, Inc.	4.88%	11-15-2035	$495,000	$494,337
Meta Platforms, Inc.	5.63	11-15-2055	400,000	383,908
				1,894,407
Media: 1.98%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	880,000	748,241
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	505,000	454,406
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	95,000	61,315
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	235,000	245,265
Comcast Corp.	2.94	11-1-2056	120,000	67,425
Comcast Corp.	5.50	5-15-2064	205,000	183,301
CSC Holdings LLC144A	5.50	4-15-2027	170,000	145,761
CSC Holdings LLC144A	11.25	5-15-2028	325,000	258,591
DISH Network Corp.144A	11.75	11-15-2027	205,000	213,360
Gray Media, Inc.144A	9.63	7-15-2032	425,000	441,052
News Corp.144A	3.88	5-15-2029	385,000	373,553
News Corp.144A	5.13	2-15-2032	315,000	310,491
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	510,000	457,424
Time Warner Cable LLC	5.50	9-1-2041	220,000	193,084
				4,153,269
Telecommunications: 1.34%
AT&T, Inc.	3.55	9-15-2055	270,000	179,723
AT&T, Inc.	5.70	11-1-2054	625,000	599,479
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	518,562	531,250
Level 3 Financing, Inc.144A	3.75	7-15-2029	60,000	54,631
Level 3 Financing, Inc.144A	7.00	3-31-2034	295,000	304,019
Level 3 Financing, Inc.144A	8.50	1-15-2036	430,000	440,313
Verizon Communications, Inc.	5.00	1-15-2036	535,000	530,458
Verizon Communications, Inc.	5.88	11-30-2055	170,000	167,960
				2,807,833
Consumer, cyclical: 3.20%
Airlines: 0.36%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	341,342	336,929
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	310,000	312,313
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	48,116	48,117
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	47,608	48,815
				746,174
Apparel: 0.67%
Beach Acquisition Bidco LLC144A	5.25	7-15-2032	425,000	508,477
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	655,000	722,978
Crocs, Inc.144A	4.13	8-15-2031	190,000	175,525
				1,406,980
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.57%
Ford Motor Credit Co. LLC	5.73%	9-5-2030	$475,000	$482,314
Ford Motor Credit Co. LLC	5.87	10-31-2035	715,000	706,120
				1,188,434
Home builders: 0.48%
Century Communities, Inc.144A	6.63	9-15-2033	450,000	455,039
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	520,000	528,471
LGI Homes, Inc.144A	8.75	12-15-2028	20,000	20,861
				1,004,371
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	40,000	39,062
Lodging: 0.14%
Las Vegas Sands Corp.	6.20	8-15-2034	285,000	299,538
Retail: 0.63%
Michaels Cos., Inc.144A	7.88	5-1-2029	215,000	198,465
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	510,000	519,019
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	580,000	597,213
				1,314,697
Toys/games/hobbies: 0.33%
Hasbro, Inc.	6.05	5-14-2034	285,000	302,328
Mattel, Inc.	5.00	11-17-2030	145,000	146,005
Mattel, Inc.144A	5.88	12-15-2027	250,000	250,053
				698,386
Consumer, non-cyclical: 3.33%
Agriculture: 0.30%
BAT Capital Corp.	5.63	8-15-2035	350,000	364,570
BAT Capital Corp.	6.25	8-15-2055	260,000	268,108
				632,678
Commercial services: 1.68%
GEO Group, Inc.	10.25	4-15-2031	125,000	136,836
Global Payments, Inc.	4.88	11-15-2030	520,000	520,580
Global Payments, Inc.	4.88	3-17-2031	595,000	727,752
Global Payments, Inc.	5.20	11-15-2032	195,000	195,092
Global Payments, Inc.	5.95	8-15-2052	60,000	57,315
Sabre Financial Borrower LLC144A	11.13	6-15-2029	605,000	613,069
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.144A	5.50	5-15-2033	350,000	421,224
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	425,000	395,417
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	188,022
Upbound Group, Inc.144A	6.38	2-15-2029	255,000	251,177
				3,506,484
See accompanying notes to portfolio of investments
4 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.22%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75%	1-15-2029	$195,000	$192,146
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	255,000	257,319
				449,465
Food: 0.38%
Kroger Co.	5.50	9-15-2054	410,000	390,444
Mars, Inc.144A	5.70	5-1-2055	415,000	413,393
				803,837
Healthcare-products: 0.10%
Baxter International, Inc.	5.65	12-15-2035	210,000	212,524
Healthcare-services: 0.52%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	198,000	216,105
Radiology Partners, Inc.144A	8.50	7-15-2032	400,000	417,855
Star Parent, Inc.144A	9.00	10-1-2030	400,000	426,883
UnitedHealth Group, Inc.	5.95	6-15-2055	25,000	25,670
				1,086,513
Pharmaceuticals: 0.13%
AbbVie, Inc.	5.60	3-15-2055	270,000	270,484
Energy: 2.44%
Energy-alternate sources: 0.11%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	400,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	239,000	232,209
				232,209
Oil & gas: 0.60%
APA Corp.	5.25	2-1-2042	93,000	78,941
California Resources Corp.144A	8.25	6-15-2029	150,000	156,897
Civitas Resources, Inc.144A	9.63	6-15-2033	190,000	205,127
ConocoPhillips Co.	5.65	1-15-2065	75,000	72,013
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	165,000	156,854
Nabors Industries, Inc.144A	9.13	1-31-2030	220,000	230,023
Shell Finance U.S., Inc.	4.75	1-6-2036	355,000	354,475
				1,254,330
Oil & gas services: 0.26%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	215,000	215,670
SESI LLC144A	7.88	9-30-2030	340,000	334,710
				550,380
Pipelines: 1.47%
Buckeye Partners LP	5.85	11-15-2043	60,000	56,267
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	188,000	201,436
Energy Transfer LP	5.95	5-15-2054	415,000	393,275
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Energy Transfer LP	6.20%	4-1-2055	$165,000	$161,728
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	70,000	74,722
MPLX LP	6.20	9-15-2055	180,000	178,470
Prairie Acquiror LP144A	9.00	8-1-2029	410,000	426,163
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	385,000	388,113
Venture Global LNG, Inc.144A	8.38	6-1-2031	150,000	149,164
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	765,000	604,144
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	410,000	443,005
				3,076,487
Financial: 7.68%
Banks: 2.73%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	195,000	199,723
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	465,000	475,567
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	195,000	194,917
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	170,000	177,132
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	260,000	262,430
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	315,000	320,126
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	520,000	515,256
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	915,000	946,521
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	620,000	565,870
Morgan Stanley Series I (U.S. SOFR+1.31%)±	4.89	10-22-2036	300,000	297,344
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	140,000	144,869
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	70,000	78,407
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	445,000	469,877
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	330,000	352,074
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	645,000	713,979
				5,714,092
Diversified financial services: 1.36%
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	370,000	377,723
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	570,000	562,840
Ares Finance Co. II LLC144A	3.25	6-15-2030	285,000	270,194
BlackRock Funding, Inc.	5.25	3-14-2054	300,000	287,522
Citadel LP144A	6.38	1-23-2032	240,000	254,726
Computershare U.S., Inc.	1.13	10-7-2031	440,000	445,161
Equitable America Global Funding144A	4.95	6-9-2030	435,000	443,025
PRA Group, Inc.144A	5.00	10-1-2029	185,000	173,971
United Wholesale Mortgage LLC144A	5.50	4-15-2029	35,000	34,749
				2,849,911
See accompanying notes to portfolio of investments
6 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 1.88%
Athene Global Funding144A	5.03%	7-17-2030	$315,000	$317,352
Athene Global Funding144A	5.54	8-22-2035	550,000	551,820
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	145,000	118,846
MetLife, Inc.	6.40	12-15-2036	420,000	440,659
New York Life Insurance Co.144A	5.88	5-15-2033	260,000	275,766
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	285,000	302,473
Omnis Funding Trust144A	6.72	5-15-2055	465,000	483,531
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	40,000	37,609
Protective Life Corp.144A	4.70	1-15-2031	420,000	421,323
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	380,000	353,452
RGA Global Funding144A	4.60	11-25-2030	285,000	284,878
RGA Global Funding144A	5.05	12-6-2031	340,000	346,865
				3,934,574
Investment Companies: 0.89%
Ares Capital Corp. BDC	5.10	1-15-2031	410,000	404,960
Ares Capital Corp. BDC	5.50	9-1-2030	240,000	241,566
Ares Capital Corp. BDC	5.88	3-1-2029	135,000	138,487
Blue Owl Capital Corp. BDC	2.63	1-15-2027	1,105,000	1,079,890
				1,864,903
REITs: 0.82%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	185,000	161,120
Brandywine Operating Partnership LP	8.88	4-12-2029	35,000	37,724
Essential Properties LP	2.95	7-15-2031	245,000	223,647
Essential Properties LP	5.40	12-1-2035	385,000	385,708
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	440,000	466,511
Piedmont Operating Partnership LP	9.25	7-20-2028	130,000	143,641
Ventas Realty LP	5.00	2-15-2036	305,000	303,018
				1,721,369
Industrial: 0.94%
Building materials: 0.36%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	490,000	379,698
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	360,000	372,870
				752,568
Engineering & construction: 0.16%
MasTec, Inc.144A	4.50	8-15-2028	325,000	322,966
Miscellaneous manufacturing: 0.10%
Entegris, Inc.144A	4.75	4-15-2029	200,000	200,436
Packaging & containers: 0.24%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	500,000	508,340
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation: 0.08%
Burlington Northern Santa Fe LLC	5.55%	3-15-2056	$178,000	$175,462
Technology: 1.59%
Computers: 0.20%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	200,000	185,300
Kyndryl Holdings, Inc.	4.10	10-15-2041	285,000	225,739
				411,039
Semiconductors: 0.42%
Foundry JV Holdco LLC144A	5.88	1-25-2034	260,000	267,006
Foundry JV Holdco LLC144A	6.20	1-25-2037	360,000	378,288
Intel Corp.	2.80	8-12-2041	255,000	178,106
Intel Corp.	3.25	11-15-2049	85,000	54,302
				877,702
Software: 0.97%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	685,000	682,939
Cloud Software Group, Inc.144A	8.25	6-30-2032	430,000	449,367
Cloud Software Group, Inc.144A	9.00	9-30-2029	170,000	177,057
Oracle Corp.	4.45	9-26-2030	310,000	303,284
Oracle Corp.	5.95	9-26-2055	485,000	429,717
				2,042,364
Utilities: 1.48%
Electric: 1.48%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	30,000	30,552
Basin Electric Power Cooperative144A	5.85	10-15-2055	235,000	230,164
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	115,000	118,503
Duke Energy Corp.	3.10	6-15-2028	200,000	236,604
Duke Energy Corp.	3.85	6-15-2034	235,000	273,736
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	210,000	220,763
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	110,000	112,435
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	305,000	308,962
NRG Energy, Inc.144A	5.41	10-15-2035	205,000	204,783
Oglethorpe Power Corp.	4.25	4-1-2046	125,000	98,148
PG&E Corp.	5.25	7-1-2030	40,000	39,717
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	550,000	572,820
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	320,000	322,859
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051	95,000	94,943
Vistra Operations Co. LLC144A	4.60	10-15-2030	240,000	239,903
				3,104,892
Total corporate bonds and notes (Cost $52,853,038)				53,883,014
See accompanying notes to portfolio of investments
8 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 11.78%
Communications: 2.50%
Media: 0.25%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00%	1-1-2029	EUR	16,956	$13,104
Ziggo BV	2.88	1-15-2030	EUR	460,000	510,218
					523,322
Telecommunications: 2.25%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	295,000	426,861
Chorus Ltd.	3.63	9-7-2029	EUR	295,000	353,112
Fibercop SpA	1.63	1-18-2029	EUR	575,000	634,357
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	363,505
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	59,574	69,992
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	400,000	453,627
TDC Net AS	5.62	2-6-2030	EUR	400,000	501,734
Telecom Italia SpA	1.63	1-18-2029	EUR	200,000	225,934
Telefonica Emisiones SA	4.18	11-21-2033	EUR	400,000	482,534
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	390,000	460,818
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	260,000	294,371
Zegona Finance PLC144A	6.75	7-15-2029	EUR	351,000	433,475
					4,700,320
Consumer, cyclical: 1.78%
Airlines: 0.23%
Deutsche Lufthansa AG (EURIBOR ICE Swap Rate 11:00am+2.86%)±	5.25	1-15-2055	EUR	400,000	487,842
Auto manufacturers: 0.11%
BMW International Investment BV	3.50	1-22-2033	EUR	200,000	235,703
Auto parts & equipment: 0.15%
Mahle GmbH	6.50	5-2-2031	EUR	255,000	311,602
Entertainment: 0.24%
Universal Music Group NV	4.00	6-13-2031	EUR	420,000	507,429
Leisure time: 0.41%
TUI AG	5.88	3-15-2029	EUR	700,000	851,032
Lodging: 0.24%
Essendi SA	6.38	10-15-2029	EUR	415,000	512,215
Retail: 0.29%
Dufry One BV	4.50	5-23-2032	EUR	400,000	481,164
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	117,272
					598,436
Toys/games/hobbies: 0.11%
Asmodee Group AB	5.75	12-15-2029	EUR	186,667	230,382
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer, non-cyclical: 1.46%
Agriculture: 0.23%
Tereos Finance Groupe I SA	5.88%	4-30-2030	EUR	425,000	$483,077
Commercial services: 0.70%
Amber Finco PLC	6.63	7-15-2029	EUR	280,000	345,541
Motability Operations Group PLC	4.00	1-22-2037	EUR	335,000	390,608
Nexi SpA	2.13	4-30-2029	EUR	250,000	282,455
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	100,000	122,055
Worldline SA	4.13	9-12-2028	EUR	300,000	317,569
					1,458,228
Food: 0.25%
Iceland Bondco PLC	4.38	5-15-2028	GBP	400,000	525,199
Healthcare-services: 0.28%
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	475,000	592,690
Energy: 0.96%
Oil & gas: 0.73%
Var Energi ASA	3.88	3-12-2031	EUR	265,000	313,047
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	200,000	258,060
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 11:00am+3.94%)ʊ±	6.12	5-8-2030	EUR	415,000	497,539
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	400,000	451,277
					1,519,923
Oil & gas services: 0.23%
OEG Finance PLC	7.25	9-27-2029	EUR	400,000	491,379
Financial: 2.54%
Banks: 1.51%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	400,000	474,106
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	250,844
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	496,365
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	248,350
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	258,644
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	225,605
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	500,229
Societe Generale SA (EURIBOR ICE Swap Rate 11:00am+1.65%)±	3.75	5-17-2035	EUR	600,000	705,806
					3,159,949
See accompanying notes to portfolio of investments
10 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Insurance: 0.53%
AXA SA	3.63%	1-10-2033	EUR	400,000	$478,776
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	205,000	258,722
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	355,000	384,168
					1,121,666
Real estate: 0.50%
Aroundtown SA	3.50	5-13-2030	EUR	500,000	580,416
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	400,000	462,499
					1,042,915
Government securities: 0.33%
Multi-national: 0.33%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	204,167
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	485,000	481,367
					685,534
Industrial: 0.69%
Building materials: 0.45%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	800,000	937,933
Environmental control: 0.24%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	420,000	502,608
Technology: 0.36%
Computers: 0.36%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	213,000	252,394
Teleperformance SE	5.75	11-22-2031	EUR	400,000	508,855
					761,249
Utilities: 1.16%
Electric: 0.59%
Engie SA	2.13	3-30-2032	EUR	400,000	439,492
Engie SA	3.63	3-6-2031	EUR	300,000	359,634
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	350,000	441,656
					1,240,782
Gas: 0.32%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	595,000	664,555
Water: 0.25%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	431,000	525,089
Total foreign corporate bonds and notes (Cost $23,086,666)					24,671,059
Foreign government bonds: 17.53%
Australia: 1.97%
Australia##	2.75	11-21-2027	AUD	3,240,000	2,111,488
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Australia(continued)
New South Wales Treasury Corp.	3.00%	4-20-2029	AUD	1,585,000	$1,012,711
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	1,585,000	1,009,580
					4,133,779
Brazil: 2.48%
Brazil##	10.00	1-1-2027	BRL	29,310,000	5,181,404
Chile: 1.07%
Bonos de la Tesoreria de la Republica en pesos##	4.90	11-1-2027	CLP	2,000,000,000	2,241,430
Colombia: 1.95%
Colombia TES##	5.75	11-3-2027	COP	17,000,000,000	4,071,696
Czech Republic: 1.01%
Czech Republic##	5.00	9-30-2030	CZK	41,920,000	2,122,779
France: 1.94%
French Republic144A##	2.70	2-25-2031	EUR	3,485,000	4,066,575
Luxembourg: 1.00%
European Union##	2.63	7-4-2028	EUR	1,775,000	2,101,932
Mexico: 1.02%
Mexico Bonos##	8.50	2-28-2030	MXN	38,425,000	2,139,232
Singapore: 0.52%
Singapore##	2.88	9-1-2027	SGD	1,360,000	1,081,969
South Africa: 1.07%
Republic of South Africa##	8.00	1-31-2030	ZAR	36,405,000	2,243,558
Spain: 1.49%
Spain144A##	1.25	10-31-2030	EUR	2,820,000	3,109,189
United Kingdom: 2.01%
U.K. Gilts##	3.75	3-7-2027	GBP	1,070,000	1,442,469
U.K. Gilts##	4.13	7-22-2029	GBP	2,040,000	2,774,259
					4,216,728
Total foreign government bonds (Cost $35,851,926)					36,710,271

	Shares
Investment companies: 0.29%
Exchange-traded funds: 0.29%
State Street SPDR Portfolio High Yield Bond ETF	25,664	607,467
Total investment companies (Cost $582,316)		607,467
See accompanying notes to portfolio of investments
12 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 0.76%
Communications: 0.11%
Media: 0.01%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.10%	8-2-2027	$9,139	$9,142
Telecommunications: 0.10%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	8.47	12-17-2029	110,000	110,052
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	4.35	4-15-2030	99,237	98,561
				208,613
Consumer, cyclical: 0.53%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	34,650	34,939
Entertainment: 0.23%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.34	12-2-2031	490,062	482,467
Housewares: 0.16%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.47	10-30-2029	351,370	346,457
Retail: 0.12%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.18	3-3-2028	251,851	248,987
Financial: 0.10%
Insurance: 0.10%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.08	1-31-2028	215,000	213,959
Technology: 0.02%
Software: 0.02%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.47	11-28-2028	48,906	48,878
Total loans (Cost $1,597,515)				1,593,442
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Series E	6.05	1-1-2029	25,000	25,375
Total municipal obligations (Cost $25,398)				25,375
Non-agency mortgage-backed securities: 2.67%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	719,573	704,230
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	740,105
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.85	12-15-2044	300,000	300,932
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	534,487
JPMorgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	389,214	314,161
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65%	1-26-2065	$1,000,000	$942,978
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	47,936	45,358
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.69	4-15-2042	500,000	501,220
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class A2B144A±±	4.14	1-5-2043	505,000	435,579
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	528,395
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	543,964	495,672
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	55,535	50,879
Total non-agency mortgage-backed securities (Cost $5,882,612)				5,593,996
U.S. Treasury securities: 13.46%
U.S. Treasury Bonds##	4.63	11-15-2045	2,395,000	2,340,364
U.S. Treasury Bonds##	4.75	8-15-2055	1,317,000	1,294,776
U.S. Treasury Bonds##	4.88	8-15-2045	7,610,000	7,683,722
U.S. Treasury Inflation-Indexed Notes##	1.88	7-15-2035	3,164,788	3,156,314
U.S. Treasury Notes##	3.63	8-31-2027	9,220,000	9,240,529
U.S. Treasury Notes##	3.75	6-30-2027	4,145,000	4,161,029
U.S. Treasury Notes##	4.00	11-15-2035	314,000	309,486
Total U.S. Treasury securities (Cost $28,461,008)				28,186,220

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA♦†	4-27-2029	128,399	75
Total warrants (Cost $0)			75

		Maturity date	Principal
Yankee corporate bonds and notes: 9.06%
Basic materials: 0.37%
Chemicals: 0.21%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	$600,000	232,500
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	220,000	213,424
				445,924
Mining: 0.16%
Rio Tinto Finance USA PLC	5.88	3-14-2065	320,000	330,502
Communications: 0.56%
Media: 0.02%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	45,000	41,658
See accompanying notes to portfolio of investments
14 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.54%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$600,000	$631,795
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	200,000	199,805
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	280,000	291,474
				1,123,074
Consumer, cyclical: 0.71%
Airlines: 0.33%
Latam Airlines Group SA144A	7.63	1-7-2031	350,000	367,476
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	325,000	309,286
				676,762
Apparel: 0.07%
Gildan Activewear, Inc.144A	5.40	10-7-2035	150,000	149,570
Leisure time: 0.31%
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	50,000	51,116
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	585,000	601,056
				652,172
Consumer, non-cyclical: 0.75%
Beverages: 0.28%
Coca-Cola Icecek AS144A	4.50	1-20-2029	595,000	586,278
Pharmaceuticals: 0.47%
1261229 BC Ltd.144A	10.00	4-15-2032	735,000	764,412
Bausch Health Cos., Inc.144A	6.25	2-15-2029	180,000	144,900
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	70,000	80,601
				989,913
Energy: 0.72%
Oil & gas: 0.55%
Aker BP ASA144A	5.80	10-1-2054	155,000	140,925
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	277,439	278,735
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	745,000	741,152
				1,160,812
Pipelines: 0.17%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	345,000	348,278
Financial: 4.86%
Banks: 3.10%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	220,000	227,028
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	300,000	298,530
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38%	5-20-2031	$650,000	$682,500
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	385,000	377,851
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	214,358
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	565,000	583,966
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	300,000	299,519
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	225,000	237,640
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	425,000	433,401
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	650,000	651,443
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	500,000	515,138
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	220,000	221,831
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	770,000	703,843
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	595,000	625,622
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	198,153
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	220,000	224,955
				6,495,778
Diversified financial services: 0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	540,000	565,831
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	190,000	184,002
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	220,000	228,241
Brookfield Asset Management Ltd.	6.08	9-15-2055	120,000	122,664
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	315,000	326,670
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	175,000	183,382
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	47,400
				1,658,190
Insurance: 0.65%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	225,000	234,561
Intact Financial Corp.144A	5.46	9-22-2032	635,000	655,809
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	455,000	475,221
				1,365,591
Private equity: 0.32%
Brookfield Finance, Inc.	5.33	1-15-2036	660,000	660,940
See accompanying notes to portfolio of investments
16 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government securities: 0.25%
Multi-national: 0.25%
African Export-Import Bank144A	3.80%	5-17-2031	$585,000	$521,505
Industrial: 0.49%
Engineering & construction: 0.02%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	40,000	43,428
Packaging & containers: 0.23%
Trivium Packaging Finance BV144A	12.25	1-15-2031	445,000	482,841
Trucking & leasing: 0.24%
Avolon Holdings Funding Ltd.144A	4.90	10-10-2030	250,000	251,326
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	235,000	234,652
				485,978
Utilities: 0.35%
Electric: 0.35%
Comision Federal de Electricidad144A	3.88	7-26-2033	720,000	637,916
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	100,000	100,458
				738,374
Total yankee corporate bonds and notes (Cost $19,119,775)				18,957,568
Yankee government bonds: 2.49%
Argentina: 0.73%
Argentinaøø	4.13	7-9-2035	260,000	193,440
Ciudad Autonoma De Buenos Aires144A	7.80	11-26-2033	480,000	486,600
Province of Santa Fe144A	8.10	12-11-2034	550,000	539,742
Provincia de Cordoba144Aøø	6.88	2-1-2029	332,619	317,252
				1,537,034
Dominican Republic: 0.37%
Dominican Republic144A	4.88	9-23-2032	300,000	288,360
Dominican Republic144A	5.50	2-22-2029	225,000	227,498
Dominican Republic144A	7.05	2-3-2031	235,000	252,155
				768,013
Israel: 0.17%
Israel	5.75	3-12-2054	370,000	355,943
Ivory Coast: 0.16%
Ivory Coast144A	8.25	1-30-2037	300,000	326,037
Mexico: 0.63%
Mexico	5.63	9-22-2035	570,000	562,020
Mexico	6.35	2-9-2035	520,000	544,960
Mexico	3.77	5-24-2061	355,000	218,503
				1,325,483
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Panama: 0.11%
Panama	4.50%	1-19-2063	$310,000	$230,857
Peru: 0.32%
Corp. Financiera de Desarrollo SA144A	5.95	4-30-2029	640,000	664,243
Total yankee government bonds (Cost $5,018,931)				5,207,610

		Yield	Shares
Short-term investments: 0.75%
Investment companies: 0.75%
Allspring Government Money Market Fund Select Class♠∞##		3.71	1,581,618	1,581,618
Total short-term investments (Cost $1,581,618)				1,581,618
Total investments in securities (Cost $263,005,049)	127.07%			266,049,345
Other assets and liabilities, net	(27.07)			(56,681,661)
Total net assets	100.00%			$209,367,684

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $123,965 (an aggregate original cost of $45,706), representing 0.06% of its net assets as of period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
18 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2025 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
INR	Indian rupee
MXN	Mexican peso
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,514,164	$28,301,401	$(31,233,947)	$0	$0	$1,581,618	1,581,618	$48,727
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,161,923	CLP	2,050,000,000	Morgan Stanley, Inc.	1-2-2026	$0	$(113,731)
CLP	2,050,000,000	USD	2,254,630	Morgan Stanley, Inc.	1-2-2026	21,024	0
USD	2,249,830	CLP	2,050,000,000	Morgan Stanley, Inc.	1-2-2026	0	(25,824)
CLP	2,050,000,000	USD	2,249,830	Morgan Stanley, Inc.	1-2-2026	25,824	0
EUR	465,000	USD	545,510	Morgan Stanley, Inc.	1-15-2026	1,217	0
USD	35,324,910	EUR	30,000,000	Morgan Stanley, Inc.	1-15-2026	52,201	0
USD	2,115,587	CZK	43,700,000	Bank of New York Mellon Corp.	1-20-2026	0	(10,679)
USD	1,084,563	MXN	19,580,000	Morgan Stanley, Inc.	1-20-2026	0	(1,216)
USD	2,224,029	ZAR	37,470,000	Morgan Stanley, Inc.	1-20-2026	0	(36,374)
USD	4,200,552	AUD	6,360,000	Bank of New York Mellon Corp.	2-17-2026	0	(44,467)
USD	4,152,442	COP	15,837,000,000	Morgan Stanley, Inc.	2-17-2026	38,367	0
GBP	220,000	USD	294,032	State Street Bank & Trust Co.	2-17-2026	2,494	0
USD	5,906,540	GBP	4,428,000	Bank of New York Mellon Corp.	2-17-2026	0	(61,707)
USD	5,356,463	BRL	29,535,000	Bank of New York Mellon Corp.	3-16-2026	54,012	0
USD	2,256,616	CLP	2,050,000,000	Morgan Stanley, Inc.	3-23-2026	0	(22,416)
USD	1,091,434	SGD	1,400,000	Bank of New York Mellon Corp.	3-23-2026	0	(3,216)
						$195,139	$(319,630)
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	104	3-31-2026	$21,705,289	$21,714,062	$8,773	$0
Short
10-Year Euro BUND Index	(36)	3-6-2026	(5,432,185)	(5,397,129)	35,056	0
2-Year Euro SCHATZ	(36)	3-6-2026	(4,521,946)	(4,517,986)	3,960	0
5-Year Euro-BOBL Futures	(71)	3-6-2026	(9,724,722)	(9,692,297)	32,425	0
10-Year U.S. Treasury Notes	(38)	3-20-2026	(4,289,017)	(4,272,625)	16,392	0
Ultra 10-Year U.S. Treasury Notes	(55)	3-20-2026	(6,342,407)	(6,325,859)	16,548	0
5-Year U.S. Treasury Notes	(226)	3-31-2026	(24,802,480)	(24,702,860)	99,620	0
					$212,774	$0
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	1,840,000	$151,454	$100,403	$51,051	$0
Markit CDX North American High Yield Series 44	5.00	Quarterly	6-20-2030	USD	2,065,000	166,861	135,318	31,543	0
								$82,594	$0
See accompanying notes to portfolio of investments
20 | Allspring Income Plus Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
Allspring Income Plus Fund | 21

Notes to portfolio of investments—December 31, 2025 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
22 | Allspring Income Plus Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Plus Fund | 23

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$73,589,222	$0	$73,589,222
Asset-backed securities	0	15,157,121	160,952	15,318,073
Common stocks
Consumer staples	370	0	0	370
Energy	0	123,965	0	123,965
Financials	0	0	0	0
Corporate bonds and notes	0	53,883,014	0	53,883,014
Foreign corporate bonds and notes	0	24,671,059	0	24,671,059
Foreign government bonds	0	36,710,271	0	36,710,271
Investment companies	607,467	0	0	607,467
Loans	0	1,593,442	0	1,593,442
Municipal obligations	0	25,375	0	25,375
Non-agency mortgage-backed securities	0	5,593,996	0	5,593,996
U.S. Treasury securities	28,186,220	0	0	28,186,220
Warrants
Consumer staples	0	75	0	75
Yankee corporate bonds and notes	0	18,957,568	0	18,957,568
Yankee government bonds	0	5,207,610	0	5,207,610
Short-term investments
Investment companies	1,581,618	0	0	1,581,618
	30,375,675	235,512,718	160,952	266,049,345
Forward foreign currency contracts	0	195,139	0	195,139
Futures contracts	212,774	0	0	212,774
Swap contracts	0	82,594	0	82,594
Total assets	$30,588,449	$235,790,451	$160,952	$266,539,852
Liabilities
Forward foreign currency contracts	$0	$319,630	$0	$319,630
Total liabilities	$0	$319,630	$0	$319,630
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $1,459,000 was segregated as cash collateral for these open futures contracts and $244,146 was segregated as cash collateral for swap contracts. The Fund also had $780,000 segregated as cash collateral for open forward foreign currency contracts.
At December 31, 2025, the fund did not have any transfers into/out of Level 3.
24 | Allspring Income Plus Fund